Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 52	$ 60	$ 61
Net capital lease assets included in property and equipment	122	120
Accumulated depreciation of capital lease assets included in property and equipment	$ 74	$ 63